Asset Retirement Obligation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations

Puget Sound Energy
Changes in ARO (Dollars in Thousands)
Balance at December 31, 2014	$48,909
New asset retirement obligation recognized in the period	34,534
Liability adjustments	(3,696)
Revisions in estimated cash flows	450
Accretion expense	1,220

Balance at September 30, 2015	$81,417

The following table describes all changes to the Company’s ARO liability:

	At December 31,
(Dollars in Thousands)	2014	2013
Asset retirement obligation at beginning of period	$48,687	$45,496
New asset retirement obligation recognized in the period	—	350
Liability settled in the period	(602)	(1,188)
Revisions in estimated cash flows	(480)	2,769
Accretion expense	1,304	1,260

Asset retirement obligation at end of period	$48,909	$48,687